Trade receivables (Details 3) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Judicial bonds	R$ 2,807,318
Municpality Of Sao Paulo [Member]
IfrsStatementLineItems [Line Items]
Judicial bonds	2,656,113
Municpalityof Cotia [Member]
IfrsStatementLineItems [Line Items]
Judicial bonds	103,729
Municpalityof Cachoeira Paulista [Member]
IfrsStatementLineItems [Line Items]
Judicial bonds	13,672
Others [Member]
IfrsStatementLineItems [Line Items]
Judicial bonds	R$ 33,804